Related Party Transactions - Summary of Related Party Compensation for Officers and Directors (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
James Foster, Chief Executive Officer and Director
Disclosure of transactions between related parties [line items]
Salary	$ 333,542	$ 325,000	$ 247,500
Bonus	119,700	81,000	213,800
Option Awards	33,250	241,200	1,277,675
Other	4,200	3,600
Total	490,692	650,800	1,738,975
Nigel McCracken, Chief Operating Officer and Director
Disclosure of transactions between related parties [line items]
Salary	315,051	175,000
Bonus	107,776	50,000
Option Awards	33,250	71,600
Other	25,209	3,540
Total	481,286	300,140
Jason Davis, Former Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salary	317,500	300,000	237,500
Bonus	110,100	75,000	105,000
Option Awards	33,250	224,318	686,000
Other	25,800	25,800
Total	486,650	625,118	1,028,500
Evan Norton, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	40,000	27,500
Option Awards	6,650	60,300	68,600
Total	46,650	100,300	96,100
Yair Erez, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	40,000	27,500
Option Awards	6,650	60,300	68,600
Total	46,650	100,300	96,100
Nelson Haight, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	40,000	14,783
Option Awards	6,650	60,300	27,400
Total	$ 46,650	$ 100,300	$ 42,183